Note 3 - Discontinued Operations - Asset and Liabilities in Discontinued Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Noncurrent Assets Held For Sale-Discontinued Operations		$ 1,026	$ 1,143
Income Tax Expense		400	13,500
Net Earnings From Discontinued Operations, Net of Tax		1,147	42,230
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member]
Other Current Assets		182	98
Current Assets Held For Sale-Discontinued Operations		182	98
Other Assets		1,026	1,143
Noncurrent Assets Held For Sale-Discontinued Operations		1,026	1,143
Accounts Payable and Accrued Expenses		880	4,285
Current Liabilities Held For Sale		880	4,285
Net Sales			111,693
Cost of Product Sold		57	129,872
Selling, General and Administrative			1,135
Plant Restructuring Charge (a)	[1]	(1,150)	4,515
Interest Expense (b)	[2]		1,077
Total cost and expenses		(1,093)	136,599
Earnings (Loss) From Discontinued Operations Before Income Taxes		1,093	(24,906)
Gain on the Sale of Assets Before Income Taxes (c) (d) (e)	[3],[4],[5]	(430)	(80,632)
Income Tax Expense		376	13,496
Net Earnings From Discontinued Operations, Net of Tax		1,147	42,230
Capital Expenditures			3,937
Depreciation			$ 1,302

[1]	Includes $902,000 credit for pension termination in fiscal 2020. Includes $3,746,000 of Modesto severance in fiscal 2019.
[2]	Includes interest on debt directly related to Modesto including the building mortgage and equipment leases and an allocation of the Company's line of credit facility.
[3]	Includes $51,446,000 gain on the sale of Modesto plant and equipment in fiscal 2019.
[4]	Includes a $24,211,000 gain as a result of LIFO layer liquidations from the disposal of the inventory for fiscal 2019.
[5]	Includes a $4,975,000 gain on the sale of bins in fiscal 2019.